UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22535

Ares Dynamic Credit Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

January 31, 2013 (UNAUDITED)

	Principal Amount	Value (e)

Floating Rate Term Loans 55.1% (a)
Aerospace and Defense 3.8%
Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 4.50%, 07/31/2019	$2,493,750	$2,522,329
DAE Aviation Holdings, Inc., Tranche B-1 Loan (2018), L+5.00%, 10/29/2018 (b)(c)	574,468	584,521
FR Acquisition Corporation (US), Inc., Facility B (Mezzanine), L+11.00%, 12/20/2017 (b)(c)(d)	1,660,178	1,573,019
JFB Firth Rixson, Inc., Initial Dollar Term Facility, 5.50%, 06/30/2017	5,000,000	5,018,750
Sequa Corporation, Initial Term Loan, 5.25%, 05/29/2017	2,500,000	2,536,450
Standard Aero Ltd., Tranche B-2 Loan, L+5.00%, 11/02/2018 (b)(c)	544,803	554,337
		12,789,406
Automobile 1.5%
Federal-Mogul Corporation, Tranche B Term Loan, 2.15%, 12/27/2014	1,981,273	1,877,256
Federal-Mogul Corporation, Tranche C Term Loan, 2.15%, 12/27/2015	1,010,853	957,783
Schaeffler AG, Facility C2 Loan-USD, 6.00%, 01/27/2017	2,000,000	2,017,720
		4,852,759
Banking, Finance and Insurance 0.6%
Ocwen Loan Servicing, LLC, Term Loan, L+3.75%, 01/22/2018 (b)(c)	2,000,000	2,025,000

Beverage, Food and Tobacco 1.9%
Del Monte Foods Company, Initial Term Loan, L+3.00%, 03/08/2018 (b)(c)	3,500,000	3,506,580
Michael Foods Group, Inc., Term B Loans, 4.25%, 02/25/2018	2,851,065	2,890,268
		6,396,848
Broadcasting and Entertainment 4.5%
Clear Channel Communications, Inc., Tranche A Term Loan, L+3.40%, 07/30/2014 (b)(c)	2,500,000	2,471,875
Cumulus Media Holdings, Inc., Term Loan (2018), 4.50%, 09/16/2018	4,987,500	5,047,350
DigitalGlobe, Inc., Term Loan, L+2.75%, 01/22/2020 (b)(c)	2,000,000	2,023,760
Gray Television, Inc., Initial Term Loan, 4.75%, 10/14/2019	2,409,910	2,449,071
Nine Entertainment (Delaware) Corporation, Exit Term Loan, L+3.25%, 01/17/2020 (b)	3,000,000	3,022,500
		15,014,556
Chemicals, Plastics and Rubber 1.4%
HII Holding Corporation, Term Loan 2nd Lien, 9.50%, 12/20/2020	1,500,000	1,511,250
HII Holding Corporation, U.S. Term Loan 1st Lien, 5.25%, 12/20/2019	3,000,000	3,033,750
		4,545,000
Diversified and Conglomerate Services 4.2%
Affinion Group, Inc., Tranche B Term Loan, 6.50%, 07/16/2015	997,440	950,421
Brickman Group Holdings, Inc., Tranche B-1 Term Loan, L+4.25%, 10/14/2016 (b)(c)	2,700,000	2,727,000
Kronos, Inc., Tranche B-1 Term Loan, 5.50%, 10/30/2019	2,000,000	2,017,500
NEP/NCP Holdco, Inc., Term Loan 1st Lien, L+4.00%, 01/18/2020 (b)(c)	2,750,000	2,792,405
NEP/NCP Holdco, Inc., Term Loan 2nd Lien, L+8.25%, 08/18/2020 (b)(c)	1,000,000	1,030,000
VWR Funding, Inc., Dollar Term B-1 Loan, L+4.00%, 04/03/2017 (b)(c)	1,725,000	1,735,057
VWR Funding, Inc., Euro Term B-1 Loan, L+4.25%, 04/03/2017 (b)(c)	€1,000,000	1,355,754
West Corporation, Term B-6 Loan, L+4.50%, 06/30/2018 (b)(c)	$1,500,000	1,517,340
		14,125,477
Electronics 2.9%
NXP B.V., Tranche C Loan, 4.75%, 01/11/2020	5,000,000	5,062,500
SunGard Data Systems Inc., Tranche D Term Loan, 4.50%, 12/17/2019	4,500,000	4,546,890
		9,609,390
Furnishings, Housewares Durable Consumables 0.3%
Grohe Holding GMBH, U.S. Loan, L+5.50%, 05/18/2017 (b)(c)	951,188	958,321

	Principal Amount	Value (e)

Floating Rate Term Loans (a) (continued)
Grocery 0.9%
Roundy’s Supermarkets, Inc., Tranche B Term Loan, 5.75%, 02/13/2019	$2,994,975	$2,858,943

Healthcare, Education and Childcare 6.9%
AssuraMed Holding Inc., Initial Term Loan 1st Lien, 5.50%, 10/24/2019	3,000,000	3,042,180
Bright Horizons Family Solutions LLC, Term Loan, L+3.50%, 01/16/2020 (b)(c)	1,200,000	1,206,996
MedAssets, Inc., Term B Loan, 4.00%, 12/13/2019	2,000,000	2,024,160
Mediq N.V., Facility B1, L+5.50%, 02/13/2020 (b)	€4,000,000	5,348,356
Quintiles Transnational Corporation, Additional Term B-2 Loan, 4.50%, 06/08/2018	$4,642,405	4,700,435
Sheridan Holdings Inc., Initial Term Loan 1L, 6.00%, 06/29/2018	3,492,481	3,541,376
United Surgical Partners International, Inc., Extended Term Loan, L+4.50%, 04/19/2017 (b)(c)	2,000,000	2,014,380
United Surgical Partners International, Inc., New Tranche B Term Loan, 6.00%, 04/03/2019	1,097,250	1,106,171
		22,984,054
Hotels, Motels, Inns and Gaming 4.4%
Affinity Gaming, LLC, Initial Term Loan, 5.50%, 11/09/2017	2,600,493	2,628,137
Caesars Entertainment Operating Company Inc., Term B-4 Loans, 9.50%, 10/31/2016	3,493,573	3,549,016
Cannery Casino Resorts, LLC, Term Loan 1st Lien, 6.00%, 10/02/2018	3,495,000	3,528,203
MGM Resorts International, Term Loan B, 4.25%, 12/20/2019	5,000,000	5,068,700
		14,774,056
Industrials 0.8%
Hamilton Sundstrand, Refinanced Term Loan, 5.00%, 12/13/2019	2,700,000	2,722,950

Insurance 1.3%
Alliant Holdings I, LLC, Initial Term Loan, 5.00%, 12/20/2019	4,250,000	4,296,027

Leisure, Amusement and Entertainment 2.4%
Delta 2 (Lux) Sarl, Facility B2 (USD), L+4.75%, 04/30/2019 (b)(c)	4,000,000	4,045,000
Equinox Holdings, Inc., Term Loan, L+4.25%, 11/16/2019 (b)(c)	2,000,000	2,032,500
MTL Publishing, LLC, Term B Loan, L+4.25%, 06/29/2018 (b)(c)	2,000,000	2,026,260
		8,103,760
Machinery(Nonagriculture, Nonconstruction, Nonelectronic) 1.0%
Doncasters US Holdings, Inc., Facility B2, L+4.50%, 05/15/2015 (b)(c)	1,750,000	1,707,703
Doncasters US Holdings, Inc., Facility C2, L+5.00%, 05/13/2016 (b)(c)	1,750,000	1,716,452
		3,424,155
Manufacturing 2.3%
Alliance Laundry Systems, LLC, Initial Term Loan 1st Lien, 5.50%, 12/10/2018	5,000,000	5,056,250
Alliance Laundry Systems, LLC, Initial Term Loan 2nd Lien, 9.50%, 12/10/2019	500,000	510,000
Generac Power Systems, Inc., Term Loan B, 6.25%, 05/30/2018	1,994,987	2,035,605
		7,601,855
Mining, Steel, Nonprecious Metals 0.6%
FMG Resources Pty Ltd., Loan, 5.25%, 10/18/2017	1,995,000	2,019,319

Oil and Gas 1.2%
Everest Acquisition, LLC, Incremental Term Loan, L+3.50%, 04/30/2019 (b)(c)	1,500,000	1,514,460
Gibson Energy ULC, Tranche B Term Loan, L+3.75%, 06/15/2018 (b)(c)	2,000,000	2,031,660
Venoco, Inc., Loan 2nd Lien, 8.50%, 06/30/2017	496,032	504,712
		4,050,832
Personal Transportation 2.1%
Air Medical Group Holdings, Inc., B-1 Term Loan, 6.50%, 06/30/2018	4,875,000	4,960,312
Rural/Metro Corporation, Metro Corporation/Term Loan, 5.75%, 06/29/2018	2,155,659	2,159,259
		7,119,571

	Principal Amount	Value (e)

Floating Rate Term Loans (a) (continued)
Printing and Publishing 2.6%
Dex Media East, LLC, Term Loan, L+2.50%, 10/24/2014 (b)(c)	$3,000,000	$2,184,990
Dex Media West, LLC, Loan, L+4.00%, 10/24/2014 (b)(c)	3,000,000	2,314,500
Tribune Company, Tranche B Term Loan, 4.00%, 12/17/2019	4,000,000	4,030,000
		8,529,490
Retail Stores 4.3%
Bass Pro Group, LLC, Term Loan, 4.00%, 11/20/2019	1,850,000	1,868,500
BJ’s Wholesale Club, Inc., 1st Lien Replacement Loan, 5.75%, 09/26/2019	1,500,000	1,521,660
Harbor Freight Tools USA, Inc., Term Loan B, 5.50%, 11/14/2017	1,589,756	1,610,422
Leslie’s Poolmart, Inc., Tranche B Term Loan, 5.25%, 10/16/2019	1,995,400	1,986,467
Michaels Stores, Inc., Term B Loan, L+2.75%, 01/31/2020 (b)(c)	3,250,000	3,274,343
Neiman Marcus Group, Inc., Term Loan, 4.75%, 05/16/2018	4,000,000	4,007,520
		14,268,912
Technology 2.4%
Avaya Inc., Term B-5 Loan, L+6.75%, 03/30/2018 (b)(c)	2,000,000	2,011,500
EIG Investors Corporation, Term Loan 1st Lien, 6.25%, 11/09/2019	2,000,000	2,017,500
EIG Investors Corporation, Term Loan 2nd Lien, L+9.00%, 05/08/2020 (b)(c)	1,250,000	1,250,000
Riverbed Technology, Inc., Term Loan, 4.00%, 12/18/2019	2,500,000	2,522,925
		7,801,925
Utilities 0.8%
Calpine Corporation, Term Loan (2019), L+3.25%, 10/09/2019 (b)(c)	2,500,000	2,529,825

Total Floating Rate Term Loans (Cost: $181,640,310)		183,402,431

Corporate Bonds 69.3%
Aerospace and Defense 3.7%
DAE Aviation Holdings, Inc., 144A, 11.25%, 08/01/2015	6,000,000	6,165,000
DynCorp International Inc., 10.38%, 07/01/2017	3,500,000	3,412,500
Sequa Corporation, 144A, 7.00%, 12/15/2017	2,750,000	2,770,625
		12,348,125
Banking, Finance and Insurance 1.6%
TransUnion Holding Company, Inc., 9.63%, 06/15/2018 (d)	4,945,000	5,278,788

Beverage, Food and Tobacco 1.9%
Cott Beverages, Inc., 8.38%, 11/15/2017	3,000,000	3,247,500
Michael Foods Holding, Inc., 144A, 8.50%, 07/15/2018 (d)	2,850,000	2,928,375
		6,175,875
Broadcasting and Entertainment 2.5%
Entravision Communications Corporation, 8.75%, 08/01/2017	2,656,000	2,888,400
Salem Communications, 9.63%, 12/15/2016	5,023,000	5,525,300
		8,413,700
Buildings and Real Estate 2.1%
HD Supply, Inc., 144A, 10.50%, 01/15/2021	3,500,000	3,578,750
Hillman Companies, Inc., 144A, 10.88%, 05/31/2018	3,040,000	3,309,800
		6,888,550
Business Equipment and Services 0.5%
Iron Mountain, Inc., 5.75%, 08/15/2024	1,500,000	1,513,125

	Principal Amount	Value (e)

Corporate Bonds (continued)
Cable and Satellite TV 11.5%
AMC Networks, Inc., 4.75%, 12/15/2022	$2,625,000	$2,625,000
Cablevision Systems Corporation, 5.88%, 09/15/2022	3,500,000	3,443,125
Cequel Communications Holdings I, LLC, 144A, 6.38%, 09/15/2020	2,300,000	2,409,250
DISH DBS Corporation, 7.00%, 10/01/2013	4,000,000	4,135,000
Intelsat (Luxembourg) S.A., 11.50%, 02/04/2017 (d)	4,000,000	4,240,000
Nara Cable Funding, 144A, 8.88%, 12/01/2018	3,000,000	3,000,000
Nara Cable Funding II Limited, 144A, 8.50%, 03/01/2020 (c)	€5,000,000	6,736,349
Unitymedia Hessen GmbH & Co. KG, 144A, 5.13%, 01/21/2023	3,400,000	4,499,949
UPC Broadband Holding B.V., 9.75%, 04/15/2018	2,000,000	2,864,221
Videotron Ltee, 9.13%, 04/15/2018	$4,000,000	4,230,000
		38,182,894
Cargo Transportation 1.2%
Syncreon Global Finance (US) Inc., 144A, 9.50%, 05/01/2018	3,960,000	4,158,000

Chemicals, Plastics and Rubber 3.9%
Hexion U.S. Finance Corporation, 8.88%, 02/01/2018	1,500,000	1,515,000
Hexion U.S. Finance Corporation, 9.00%, 11/15/2020	2,000,000	1,860,000
Hexion US Finance Corporation, 144A, 6.63%, 04/15/2020	1,364,000	1,343,540
Perstorp Holding AB, 144A, 8.75%, 05/15/2017	4,000,000	4,170,000
Rain Escrow Corporation, 144A, 8.25%, 01/15/2021	1,850,000	1,942,500
Vertellus Specialties, Inc., 144A, 9.38%, 10/01/2015	2,500,000	2,193,750
		13,024,790
Containers, Packaging and Glass 1.1%
Reynolds Group Holdings Inc., 9.00%, 04/15/2019	1,900,000	2,004,500
Reynolds Group Holdings Inc., 9.88%, 08/15/2019	1,500,000	1,638,750
		3,643,250
Diversified and Conglomerate Services 6.8%
Abengoa S.A., 144A, 8.88%, 02/05/2018 (c)	€2,500,000	3,325,754
Affinion Group Holdings, Inc., 11.50%, 10/15/2015	$2,500,000	2,118,750
Aramark Corporation, 8.50%, 02/01/2015	1,500,000	1,509,390
Aramark Corporation, 144A, 8.63%, 05/01/2016 (d)	2,850,000	2,917,716
Brickman Group Holdings, Inc., 144A, 9.13%, 11/01/2018	1,000,000	1,065,000
Hertz Corporation, 8.50%, 07/31/2015	€5,000,000	7,194,489
West Corporation, 8.63%, 10/01/2018	$4,237,000	4,544,182
		22,675,281
Electronics 2.8%
AMKOR Technology, Inc., 7.38%, 05/01/2018	3,289,000	3,461,673
Freescale Semiconductor, Inc., 144A, 10.13%, 03/15/2018	2,000,000	2,210,000
Syniverse Holdings, Inc., 9.13%, 01/15/2019	3,500,000	3,806,250
		9,477,923
Forest Products 0.9%
Verso Paper Holdings, LLC, 11.75%, 01/15/2019	3,000,000	2,830,000

Grocery 0.8%
Tops Holding Corporation, 144A, 8.88%, 12/15/2017	2,500,000	2,687,500

Healthcare, Education and Childcare 0.8%
inVentiv Health, Inc., 144A, 9.00%, 01/15/2018	2,500,000	2,565,625

Hotels, Motels, Inns and Gaming 3.2%
Affinity Gaming, LLC, 144A, 9.00%, 05/15/2018	2,165,000	2,294,900
Caesars Entertainment Operating Company Inc., 144A, 9.00%, 02/15/2020	2,000,000	2,035,000

	Principal Amount	Value (e)

Corporate Bonds (continued)
Hotels, Motels, Inns and Gaming (continued)
Host Hotels and Resorts, L.P., 9.00%, 05/15/2017	$5,835,000	$6,199,687
		10,529,587
Industrials 0.9%
Boart Longyear Management Pty Ltd., 144A, 7.00%, 04/01/2021	3,000,000	3,105,000

Manufacturing 1.6%
Case New Holland, Inc., 7.75%, 09/01/2013	5,330,000	5,489,900

Metals & Minerals 0.6%
Molycorp, Inc., 144A, 10.00%, 06/01/2020	2,000,000	2,000,000

Mining, Steel, Nonprecious Metals 1.8%
CONSOL Energy, Inc., 6.38%, 03/01/2021	1,430,000	1,462,175
CONSOL Energy, Inc., 8.00%, 04/01/2017	2,000,000	2,160,000
CONSOL Energy, Inc., 8.25%, 04/01/2020	1,300,000	1,407,250
FMG Resources Pty Ltd., 144A, 7.00%, 11/01/2015	1,000,000	1,042,500
		6,071,925
Oil and Gas 8.1%
Atlas Pipeline Partners, L.P., 8.75%, 06/15/2018	3,500,000	3,752,000
Atlas Pipeline Partners, L.P., 144A, 5.88%, 08/01/2023 (c)	3,000,000	2,992,500
Atlas Pipeline Partners, L.P., 144A, 6.63%, 10/01/2020	1,425,000	1,496,250
Bill Barrett Corporation, 7.00%, 10/15/2022	1,000,000	1,030,000
Bill Barrett Corporation, 7.63%, 10/01/2019	1,500,000	1,578,750
Chesapeake Energy Corporation, 7.63%, 07/15/2013	3,250,000	3,331,250
Chesapeake Energy Corporation, 9.50%, 02/15/2015	1,000,000	1,132,500
Halcon Resources Corporation, 144A, 8.88%, 05/15/2021	4,535,000	4,841,112
Midstates Petroleum Company, Inc., 144A, 10.75%, 10/01/2020	1,500,000	1,635,000
Quicksilver Resources, Inc., 8.25%, 08/01/2015	1,500,000	1,447,500
Quicksilver Resources, Inc., 11.75%, 01/01/2016	2,000,000	2,040,000
Venoco, Inc., 11.50%, 10/01/2017	1,750,000	1,863,750
		27,140,612
Packaging 0.6%
Albea Beauty Holdings S.A., 144A, 8.38%, 11/01/2019	2,000,000	2,115,000

Personal, Food and Miscellaneous Services 1.6%
B&G Foods, Inc., 7.63%, 01/15/2018	5,000,000	5,393,750

Retail Stores 2.9%
New Academy Finance Company, LLC, 144A, 8.00%, 06/15/2018 (d)	3,000,000	3,093,750
Petco Animal Supplies, Inc., 144A, 8.50%, 10/15/2017 (d)	2,000,000	2,060,000
Yankee Candle Company, Inc., 9.75%, 02/15/2017	4,500,000	4,668,795
		9,822,545
Technology 2.8%
Avaya Inc., 144A, 9.00%, 04/01/2019	4,000,000	4,130,000
GXS Worldwide, Inc., 9.75%, 06/15/2015	4,827,000	5,032,148
		9,162,148
Telecommunications 3.1%
Digicel Group Ltd., 144A, 8.25%, 09/01/2017	3,000,000	3,180,000
Wind Acquisition Finance S.A., 144A, 11.75%, 07/15/2017	2,000,000	2,150,000
Windstream Corporation, 7.00%, 03/15/2019	1,000,000	1,020,000
Windstream Corporation, 7.50%, 04/01/2023	1,000,000	1,070,000

	Principal Amount	Value (e)

Corporate Bonds (continued)
Telecommunications (continued)
Windstream Corporation, 7.75%, 10/15/2020	$1,000,000	$1,087,500
Windstream Corporation, 8.13%, 08/01/2013	1,710,000	1,757,025
		10,264,525
Total Corporate Bonds (Cost: $228,856,130)		230,958,418

Collateralized Loan Obligations/Collateralized Debt Obligations 11.8%
Structured Finance Obligation 11.8%
Apidos CDO IX, 144A, 5.30%, 07/15/2023	3,000,000	3,028,266
Atrium IX, 144A, 3.80%, 02/28/2024 (c)	2,500,000	2,417,500
Carlyle Global Market Strategies CLO 2012-4 Ltd., 144A, 4.89%, 01/20/2025	4,000,000	4,037,520
Cent XVII CLO, L.P., 144A, 3.80%, 01/30/2025 (c)	4,000,000	3,728,400
Finn Square CLO Ltd., 144A, 4.12%, 12/24/2023	4,500,000	4,375,458
ING IM CLO 2011-1 LLC, 144A, 3.61%, 06/22/2021	4,000,000	3,804,280
KVK CLO 2013-1 Ltd., 144A, 4.65%, 04/14/2025 (c)	3,000,000	2,915,190
Magnetite VII CLO Ltd., 144A, 4.81%, 01/15/2025	4,000,000	4,015,944
Mountain Hawk I CLO Ltd., 144A, 3.40%, 01/20/2024 (c)	2,000,000	1,797,500
OHA Credit Partners VII Ltd., 144A, 4.34%, 11/20/2023	1,000,000	994,487
OZLM Funding Ltd., 144A, 4.20%, 01/22/2025 (c)	2,000,000	1,950,200
Symphony CLO XI Ltd., 144A, 4.56%, 04/17/2025 (c)	2,750,000	2,686,838
Tralee CDO I Ltd., 144A, 1.80%, 04/16/2022	3,000,000	2,654,829
Venture VIII CDO Ltd., 144A, 3.21%, 02/28/2024	1,000,000	1,005,009

Total Collateralized Loan Obligations/Collateralized Debt Obligations (Cost: $38,468,346)		39,411,421

Total Investments - 136.2% (Cost: $448,964,786)		$453,772,270
Liabilities in Excess of Other Assets - (36.2%)		(120,711,433)
Net Assets - 100.0%		$333,060,837

Footnotes:

(a)	Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rate in this schedule represents the “all-in” rate at period end.
(b)

This position or a portion of this position represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(c)	When-Issued or delayed delivery security based on typical market settlement convention for such security.
(d)	Pay-In-Kind security (PIK), which may pay interest/dividends in additional par/shares.
(e)	Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates.

	As of January 31, 2013, the aggregate cost of securities for Federal income tax purposes was $448,964,786.
	Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

	Gross unrealized appreciation	$5,670,563
	Gross unrealized depreciation	(863,079)
	Net unrealized appreciation	$4,807,484

Abbreviations:

144A	Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation

Currencies:

€	Euro Currency
$	U.S. Dollars

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

January 31, 2013 (UNAUDITED)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (the “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end, non-diversified, management investment company. The Fund was initially funded on October 17, 2012 and completed its initial public offering on November 27, 2012. Ares Capital Management II LLC (the “Adviser”) serves as the investment adviser to the Fund. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trades under the ticker symbol “ARDC”.

The Fund’s investment objective is to provide an attractive level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund will seek to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) secured loans (“Senior Loans”) made to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are expected to be primarily high yield issues rated below investment grade, and (iii) debt securities issued by entities commonly referred to, and referred to herein, as collateralized loan obligations (“CLOs”, and such debt securities, “CLO Debt Securities”). The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio.

(2) Significant Accounting Policies

Investments Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Revolving loan, bridge loan and delayed draw term loan agreements

The Fund has entered into certain loan commitments which may include revolving loan, bridge loan, partially unfunded term loan and delayed draw term loan agreements (“Unfunded loan commitments”) for investment purposes. Unfunded loan commitments are agreements to participate in the lending of up to a specified maximum amount for a specified period. As of January 31, 2013, the fair value of the loans disclosed in the Schedule of Investments is net of unfunded commitments of $32,000.

(3) Investments

Fair Value Measurements

The Fund follows the provisions of Fair Value Measurements and Disclosures under U.S. generally accepted accounting principles (“U.S. GAAP”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. Fair Value Measurements and Disclosures defines “fair value” as the amount for which an investment could be sold in an orderly transaction between market participants at the measurement date in the principal or most advantageous market of the investment. The hierarchal disclosure framework establishes a three tier hierarchy to maximize the use of observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

January 31, 2013 (UNAUDITED)

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including a single broker quote or the Fund’s own assumptions in determining the fair value of investments)

The fair value of the Fund’s investments is primarily estimated based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs. The Fund’s custodian obtains prices from independent pricing services based on an authorized pricing matrix as approved by the Fund’s Board of Directors. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. For any securities, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3.  In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Term Loans	$—	$163,404,848	$19,997,583	$183,402,431
Corporate Bonds	—	224,222,069	6,736,349	230,958,418
Collateralized Loan Obligations/Collateralized Debt Obligations	—	—	39,411,421	39,411,421
Total Investments	$—	$387,626,917	$66,145,353	$453,772,270

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

January 31, 2013 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

For the Period Ended January 31, 2013:

	Floating Rate Term Loans	Corporate Bonds	Collateralized Loan Obligations/Collateralized Debt Obligations	Total
Balance as of 11/27/12 (a)	$—	$—	$—	$—
Purchases (b)	19,807,768	6,698,340	38,456,983	64,963,091
Sales (c)	—	—	—	—
Realized gain/ (loss) and net change in unrealized appreciation/(depreciation)	189,510	38,009	942,756	1,170,275
Accrued discounts/ (premiums)	305	—	11,682	11,987
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 1/31/13	$19,997,583	$6,736,349	$39,411,421	$66,145,353

Net change in unrealized appreciation/(depreciation) from Investments held as of 1/31/13	$189,510	$38,009	$942,756	$1,170,275

(a)         Commencement of operations.

(b)         Purchases include paid-in-kind interest and securities received from restructure.

(c)          Sales include principal redemptions.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

January 31, 2013 (UNAUDITED)

The valuation techniques used by the Adviser to measure fair value as of January 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

	Fair value	Valuation techniques	Unobservable Inputs	Range

Assets
Investments in securities
Floating Rate Term Loans	$5,348,356	Recent transaction price	N/A	N/A
	14,649,227	Broker quotes and/or 3rd party pricing services	N/A	N/A
	$19,997,583

Corporate Bonds	$6,736,349	Broker quotes and/or 3rd party pricing services	N/A	N/A

Collateralized Loan Obligations/Collateralized Debt Obligations	$15,495,628	Recent transaction price	N/A	N/A
	23,915,793	Broker quotes and/or 3rd party pricing services	N/A	N/A
	$39,411,421

Total Level 3 investments	$66,145,353

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at a reasonable level of assurance based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Dynamic Credit Allocation Fund, Inc.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
Chief Executive Officer (principal executive officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date:	March 25, 2013

By:	/s/ Daniel F. Nguyen
Daniel F. Nguyen
Chief Financial Officer (principal financial officer) of
Ares Dynamic Credit Allocation Fund, Inc.

Date:	March 25, 2013